Description of Plan (Details) - Bank First Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Threshold participant vested balance	$ 5,000
Forfeited nonvested accounts	23,518	$ 89,012
Forfeited accounts allocated to participants	$ 89,012
Vesting percentage	100.00%
Maximum
Description of Plan
Participant transfers restriction period	90 days